Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Mar. 21, 2022
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-41316
Entity Registrant Name	Alpha Tau Medical Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Kiryat HaMada St. 5
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	9777605
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		66,529,265
Entity Central Index Key	0001871321
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Business Contact Member
Contact Personnel Name	Uzi Sofer
Entity Address, Address Line One	Kiryat HaMada St. 5
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	9777605
City Area Code	972
Local Phone Number	(3) 577-4115
Ordinary shares
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	DRTS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	40,528,913
Preferred shares
Entity Common Stock, Shares Outstanding	13,739,186
Warrants
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	DRTSW
Security Exchange Name	NASDAQ